Leases - Lease Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease Assets and Liabilities
Lease liabilities	$ 11,510
Weighted average remaining lease term (in years)	2 years 6 months
Weighted average discount rate	4.80%
Operating lease ROU assets		$ 10,209	$ 13,512
Operating lease liabilities		$ 12,562
Balance sheet classification - Operating lease liabilities		Other liabilities
Weighted average remaining lease term (in years)		2 years 8 months 12 days
Weighted average discount rate		4.80%
Other assets
Lease Assets and Liabilities
Lease ROU assets	$ 9,332
Other liabilities
Lease Assets and Liabilities
Lease liabilities	$ 11,510